Property, plant and equipment - Significant capital commitment (Details) - Property, plant and equipment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment
Capital commitments	R 39,888	R 31,950
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments	6,439	3,247
Capital expenditure	2,583	5,221
Environmental projects
Property, plant and equipment
Capital commitments	3,033	1,007
Capital expenditure	1,806	2,800
Clean fuels II
Property, plant and equipment
Capital commitments	1,483	1,375
Capital expenditure	237	355
Mozambique exploration and development
Property, plant and equipment
Capital commitments	10,786	3,353
Capital expenditure	234	211
Lake Charles Chemicals Project
Property, plant and equipment
Capital commitments	798	1,297
Capital expenditure	R 684	R 13,807